Equity Method Investments (Details) $ in Thousands, R$ in Millions			3 Months Ended	6 Months Ended
	Apr. 02, 2026 USD ($)	Apr. 02, 2026 BRL (R$)	Apr. 02, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2026	Dec. 31, 2025 USD ($)
Schedule of Equity Method Investments [Line Items]
Gain on disposal				$ 4,598	$ 10,288
Net income from equity method investments				2,182	10,287
Equity method investments				76,858			$ 45,011
Additions to equity method investments				40,130	19,268
Proceeds from sale of equity method investments				10,663	39,143
Southern Energy S.A., SESA
Schedule of Equity Method Investments [Line Items]
Equity method investments				68,781			29,426
Additions to equity method investments				39,200
Gross capital contribution				$ 69,400
Equity method investment, ownership percentage				10.00%
Egyptian Company for Gas Services S.A.E (“ECGS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 5,595			6,216
Aqualung Carbon Capture AS (“Aqualung”)
Schedule of Equity Method Investments [Line Items]
Equity method investments				1,784			1,794
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Gain on disposal			$ 4,600
Equity method investments				0			7,562
Equity method investment, ownership percentage						58.00%
Proceeds from sale of equity method investments	$ 10,700	R$ 55.0
Others
Schedule of Equity Method Investments [Line Items]
Net income from equity method investments				(2,416)	$ (1)
Equity method investments				$ 698			$ 13